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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                            Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Equity Opportunity Fund
              SCHEDULE OF INVESTMENTS  2/28/07 (unaudited)

Shares                                                           Value

           COMMON STOCKS - 100.0 %
           Energy - 4.0 %
           Coal & Consumable Fuels - 0.2 %
  3,200    Alpha Natural Resources, Inc. *                    $   46,176
  2,000    Foundation Coal Holdings, Inc.                         65,840
                                                              $  112,016
           Oil & Gas Refining & Marketing - 3.8 %
  7,400    Frontier Oil Corp.                                 $  218,670
 22,200    Tesoro Petroleum Corp.                               2,023,308
  3,900    Valero Energy Corp.                                   224,835
                                                              $ 2,466,813
           Total Energy                                       $ 2,578,829
           Materials - 9.1 %
           Commodity Chemicals - 0.1 %
  1,600    NOVA Chemicals Corp.                               $   50,544
           Construction Materials - 3.1 %
 24,853    Texas Industries, Inc. (b)                         $ 1,968,606
           Diversified Chemical - 0.9 %
  1,200    Dow Chemical Co.                                   $   52,560
  7,100    FMC Corp.                                             522,347
                                                              $  574,907
           Diversified Metals & Mining - 1.4 %
 15,900    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  912,819
           Forest Products - 0.2 %
  6,747    Louisiana-Pacific Corp.                            $  139,258
           Gold - 1.0 %
 20,000    Barrick Gold Corp.                                 $  598,200
           Industrial Gases - 0.1 %
  1,000    Air Products & Chemicals, Inc.                     $   74,820
           Metal & Glass Containers - 0.4 %
 12,000    Crown Cork & Seal Co., Inc. *                      $  274,080
           Paper Packaging - 0.3 %
 17,173    Smurfit -Stone Container Corp. *                   $  211,915
           Specialty Chemicals - 1.6 %
 16,200    Arch Chemicals, Inc.                               $  497,664
 22,670    RPM, Inc.                                             530,478
                                                              $ 1,028,142
           Total Materials                                    $ 5,833,291
           Capital Goods - 13.8 %
           Aerospace & Defense - 1.0 %
  2,400    DRS Technologies, Inc. (b)                         $  127,176
  2,400    Ducommun, Inc. *                                       61,392
 15,279    EDO Corp. (b)                                         367,307
  2,739    Esterline Technologies Corp. *                        112,080
                                                              $  667,955
           Building Products - 0.2 %
  3,967    Lennox International, Inc.                         $  136,147
           Construction & Engineering - 0.1 %
  2,300    KBR, Inc. * (b)                                    $   52,279
           Construction & Farm Machinery & Heavy Trucks - 0.6 %
  2,200    Oshkosh Truck Corp.                                $  118,030
 16,992    Wabash National Corp.                                 273,741
                                                              $  391,771
           Electrical Component & Equipment - 7.3 %
  7,275    AMETEK, Inc.                                       $  248,805
 16,400    Cooper Industries, Inc.                              1,504,536
  5,100    Franklin Electric Co., Inc.                           247,146
 50,900    General Cable Corp. *                                2,542,455
  2,500    Roper Industries, Inc.                                132,800
                                                              $ 4,675,742
           Industrial Machinery - 4.6 %
    400    Applied Power, Inc. *                              $   20,880
  2,898    Donaldson Co., Inc.                                   103,922
  3,000    Gardner Denver, Inc. *                                101,610
 11,000    Idex Corp.                                            572,110
 22,600    ITT Corp.                                            1,338,372
  5,862    Kaydon Corp.                                          254,235
  3,200    Kennametal, Inc.                                      195,840
  2,877    Mueller Industries, Inc.                               85,735
  7,300    Pall Corp.                                            252,434
                                                              $ 2,925,138
           Total Capital Goods                                $ 8,849,032
           Commercial Services & Supplies - 1.1 %
           Office Services & Supplies - 1.1 %
  7,300    Avery Dennison Corp.                               $  485,158
  6,800    Brady Corp. *                                         222,632
                                                              $  707,790
           Total Commercial Services & Supplies               $  707,790
           Media - 0.1 %
           Advertising - 0.1 %
  7,285    The Interpublic Group of Companies, Inc. * (b)     $   91,718
           Total Media                                        $   91,718
           Household & Personal Products - 3.8 %
           Household Products - 3.8 %
 25,400    Church & Dwight Co., Inc.                          $ 1,217,930
 19,500    Procter & Gamble Co.                                 1,238,055
                                                              $ 2,455,985
           Total Household & Personal Products                $ 2,455,985
           Health Care Equipment & Services - 6.3 %
           Health Care Distributors - 0.4 %
  7,900    Owens & Minor, Inc.                                $  260,463
           Health Care Equipment - 2.1 %
  8,900    Beckman Coulter, Inc.                              $  571,024
 14,400    GEN-PROBE, Inc. *                                     691,488
  4,700    Steris Corp.                                          121,730
                                                              $ 1,384,242
           Health Care Supplies - 3.2 %
 11,100    Haemonetics Corp. *                                $  499,500
 36,300    Inverness Medical Innovations, Inc. *                1,531,860
                                                              $ 2,031,360
           Health Care Technology - 0.6 %
 13,200    IMS Health, Inc.                                   $  381,216
           Total Health Care Equipment & Services             $ 4,057,281
           Pharmaceuticals & Biotechnology - 9.3 %
           Biotechnology - 2.6 %
 20,800    BioMarin Pharmaceutical, Inc. *                    $  354,224
  1,200    Genentech, Inc. *                                     101,244
  9,200    Human Genome Sciences, Inc. *                         101,200
 49,000    Mannkind Corp. * (b)                                  779,590
  3,969    PDL BioPharma, Inc. *                                  75,768
  9,243    Vertex Pharmaceuticals, Inc. *                        283,668
                                                              $ 1,695,694
           Life Sciences Tools & Services - 6.7 %
  6,400    Applera Corp. - Applied Biosystems Group           $  197,632
 10,885    Bio-Rad Laboratories, Inc. *                          771,964
  4,000    Millipore Corp. *                                     286,080
 22,500    Pharmaceutical Product Development, Inc.              715,275
 51,430    Thermo Fisher Scientific, Inc. * (b)                 2,328,236
                                                              $ 4,299,187
           Total Pharmaceuticals & Biotechnology              $ 5,994,881
           Banks - 2.6 %
           Thrifts & Mortgage Finance - 2.6 %
 66,260    Sovereign Bancorp, Inc.                            $ 1,674,390
           Total Banks                                        $ 1,674,390
           Diversified Financials - 2.7 %
           Asset Management & Custody Banks - 0.9 %
  1,200    Mellon Bank Corp.                                  $   52,116
 13,500    The Bank of New York Co., Inc.                        548,370
                                                              $  600,486
           Investment Banking & Brokerage - 1.8 %
 22,000    Lazard, Ltd.                                       $ 1,132,780
           Total Diversified Financials                       $ 1,733,266
           Insurance - 0.4 %
           Multi-Line Insurance - 0.4 %
  2,900    Hartford Financial Services Group, Inc.            $  274,224
           Total Insurance                                    $  274,224
           Real Estate - 20.6 %
           Diversified Real Estate Investment Trusts - 2.5 %
 27,300    Liberty Property Trust                             $ 1,399,125
  4,400    Washington Real Estate Investment Trust (b)           175,912
                                                              $ 1,575,037
           Office Real Estate Investment Trusts - 3.6 %
 23,100    Mack-Cali Realty Corp.                             $ 1,193,808
 29,500    Maguire Properties, Inc. *                           1,152,270
                                                              $ 2,346,078
           Real Estate Management & Development - 2.3 %
 24,416    Forest City Enterprises, Inc.                      $ 1,508,420
           Retail Real Estate Investment Trusts - 8.5 %
  3,300    Federal Realty Investment Trust                    $  298,617
 45,048    General Growth Properties                            2,857,395
 26,493    Saul Centers, Inc.                                   1,518,049
  8,300    The Macerich Co.                                      776,880
                                                              $ 5,450,941
           Specialized Real Estate Investment Trusts - 3.7 %
 90,800    Host Hotels & Resorts, Inc.                        $ 2,386,224
           Total Real Estate                                  $ 13,266,700
           Technology Hardware & Equipment - 9.9 %
           Communications Equipment - 0.6 %
  9,100    CommScope, Inc. *                                  $  350,077
           Computer Storage & Peripherals - 2.0 %
 19,300    Komag, Inc. *                                      $  656,007
 23,300    Seagate Technology *                                  626,770
                                                              $ 1,282,777
           Electronic Equipment & Instruments - 6.8 %
 60,600    Agilent Technologies, Inc. *                       $ 1,922,232
 18,000    Amphenol Corp.                                       1,161,720
 12,300    Itron, Inc. *                                         794,826
 28,700    Newport Corp. *                                       512,582
                                                              $ 4,391,360
           Technology Distributors - 0.5 %
  5,400    Anixter International, Inc. *                      $  334,800
           Total Technology Hardware & Equipment              $ 6,359,014
           Semiconductors - 6.7 %
           Semiconductor Equipment - 4.3 %
 40,497    FEI Co. *                                          $ 1,328,302
 21,000    IVAX, Inc. *                                          572,670
 46,300    Veeco Instruments, Inc. *                             907,017
                                                              $ 2,807,989
           Semiconductors - 2.4 %
 41,900    Analog Devices, Inc. *                             $ 1,518,875
    100    Texas Instruments, Inc.                                 3,096
                                                              $ 1,521,971
           Total Semiconductors                               $ 4,329,960
           Utilities - 9.6 %
           Gas Utilities - 4.1 %
 59,100    Southern Union Co.                                 $ 1,731,630
 28,000    Washington Gas Light Co.                              882,560
                                                              $ 2,614,190
           Independent Power Producer & Energy Traders - 4.5 %
 43,600    NRG Energy, Inc. *                                 $ 2,888,064
           Multi-Utilities - 1.0 %
  8,700    Public Service Enterprise Group, Inc.              $  651,630
           Total Utilities                                    $ 6,153,884
           TOTAL COMMON STOCKS
           (Cost  $55,052,570)                                $ 64,360,245
           TEMPORARY CASH INVESTMENT - 8.7%
           Security Lending Collateral - 8.7%
5,570,637  Security Lending Investment Fund, 5.24%            $ 5,570,637
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $5,570,637)                                 $ 5,570,637
           TOTAL INVESTMENT IN SECURITIES - 108.7%
           (Cost  $60,623,207) (a)                            $ 69,930,882
           OTHER ASSETS AND LIABILITIES - (8.7)%              $ (5,599,811)
           TOTAL NET ASSETS - 100.0%                          $ 64,331,071

     *     Non-income producing security.

   (a)     At February 28, 2007, the net unrealized gain on investments based

           Aggregate gross unrealized gain for all investments$ 10,265,931

           Aggregate gross unrealized loss for all investments i(958,256)

           Net unrealized gain                                $ 9,307,675

   (b)      At February 28, 2007, the following securities were out on loan:
Shares                          Security                         Value
15,103     EDO Corp.                                          $  362,925
 7,136     The Interpublic Group of Companies, Inc. *             89,842
24,604     Texas Industries, Inc.                               1,948,883
31,017     Thermo Fisher Scientific, Inc. *                     1,403,829
 4,356     Washington Real Estate Investment Trust               174,109
 2,376     DRS Technologies, Inc.                                125,904
 2,277     KBR, Inc. *                                            51,688
48,510     Mannkind Corp. *                                      771,794
           Total                                              $ 4,928,974


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.